Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments
Bank time deposits	$ 591,269	$ 791,730
Available-for-sale equity securities / Equity securities with readily determinable market value		4,279
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Bank time deposits	591,269	791,730
Available-for-sale equity securities / Equity securities with readily determinable market value	1,476	4,279
Total	592,745	796,009
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale equity securities / Equity securities with readily determinable market value	1,476	4,279
Total	1,476	4,279
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	591,269	791,730
Total	$ 591,269	$ 791,730